                              [Freedom Letterhead]


                                 March 4, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


          Re:  Freedom Group of Tax Exempt Funds
               Certification Pursuant to Rule 497(j)
               Securities Act of 1993 Registration No. 2-78609
               Investment Company Act of 1940 File No. 811-3519
               CIK No. 0000704348
               -------------------------------------------------


Dear Sir or Madam:

     Freedom Group of Tax Exempt Funds (the "Registrant") hereby transmits this certification for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("Rule 497(j)").


     The Registrant hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not materially differ from that contained in the most recently filed Amendment to the Registration Statement on Form N-1A filed via EDGAR on February 26, 1998, and effective as of February 27, 1998. Therefore, pursuant to Rule 497(j), the Registrant files this certification in lieu of the prospectus and Statement of Additional Information required by Rule 497(c).

     Any questions with respect to this registration notice should be directed to the undersigned at (617) 725-2416.



                                                       Very truly yours,



                                                       /s/ Maureen M. Renzi
                                                       -------------------------
                                                       Maureen M. Renzi
                                                       Assistant Secretary



CC: John J. Danello